Financial instruments (Details 5) (Recurring basis, CHF) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	114
Transfers in, liabilities	0
Transfers out, liabilities	(114)
Purchases, liabilities	0
Sales, liabilities	0
Issuances, liabilities	0
Settlements, liabilities	0
Gain (loss) on transfers in/out included in trading revenues, liabilities	0
Gain (loss) on all other activity included in trading revenues, liabilities	0
Gain (loss) on transfers in/out included in other revenues, liabilities	0
Gain (loss) on all other activity included in other revenues, liabilities	0
Foreign currency translation impact, liabilities	0
Balance at end of period, liabilities	0
Due to banks and customer deposits
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	55	25
Transfers in, liabilities	0	0
Transfers out, liabilities	0	0
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	25	53
Settlements, liabilities	0	0
Gain (loss) on transfers in/out included in trading revenues, liabilities	0	0
Gain (loss) on all other activity included in trading revenues, liabilities	2	(13)
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Foreign currency translation impact, liabilities	5	(3)
Balance at end of period, liabilities	87	62
Trading Liabilities
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	5,564	5,356
Transfers in, liabilities	519	1,024
Transfers out, liabilities	(754)	(814)
Purchases, liabilities	22	53
Sales, liabilities	(18)	(155)
Issuances, liabilities	838	489
Settlements, liabilities	(1,766)	(1,125)
Gain (loss) on transfers in/out included in trading revenues, liabilities	214	124
Gain (loss) on all other activity included in trading revenues, liabilities	307	252
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Foreign currency translation impact, liabilities	(11)	165
Balance at end of period, liabilities	4,915	5,369
Trading Liabilities | Interest rate derivatives
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	1,129	1,357
Transfers in, liabilities	36	59
Transfers out, liabilities	(6)	(132)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	42	82
Settlements, liabilities	(234)	(43)
Gain (loss) on transfers in/out included in trading revenues, liabilities	4	3
Gain (loss) on all other activity included in trading revenues, liabilities	216	(269)
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Foreign currency translation impact, liabilities	(2)	38
Balance at end of period, liabilities	1,185	1,095
Trading Liabilities | Foreign exchange derivatives
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	938	1,648
Transfers in, liabilities	0	15
Transfers out, liabilities	(2)	(14)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	3	13
Settlements, liabilities	(144)	(472)
Gain (loss) on transfers in/out included in trading revenues, liabilities	(4)	(1)
Gain (loss) on all other activity included in trading revenues, liabilities	(94)	73
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Foreign currency translation impact, liabilities	(1)	50
Balance at end of period, liabilities	696	1,312
Trading Liabilities | Credit derivatives
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	1,230	819
Transfers in, liabilities	266	808
Transfers out, liabilities	(152)	(267)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	206	71
Settlements, liabilities	(542)	(226)
Gain (loss) on transfers in/out included in trading revenues, liabilities	7	40
Gain (loss) on all other activity included in trading revenues, liabilities	279	89
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Foreign currency translation impact, liabilities	(3)	27
Balance at end of period, liabilities	1,291	1,361
Trading Liabilities | Equity/Index-related products
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	1,896	1,003
Transfers in, liabilities	190	111
Transfers out, liabilities	(589)	(302)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	402	275
Settlements, liabilities	(691)	(308)
Gain (loss) on transfers in/out included in trading revenues, liabilities	209	90
Gain (loss) on all other activity included in trading revenues, liabilities	(147)	341
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Foreign currency translation impact, liabilities	(5)	34
Balance at end of period, liabilities	1,265	1,244
Short-term borrowings.
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	165	124
Transfers in, liabilities	13	46
Transfers out, liabilities	(35)	(34)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	249	203
Settlements, liabilities	(294)	(86)
Gain (loss) on transfers in/out included in trading revenues, liabilities	(1)	(4)
Gain (loss) on all other activity included in trading revenues, liabilities	2	(61)
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Foreign currency translation impact, liabilities	2	5
Balance at end of period, liabilities	101	193
Long-term debt
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	9,780	10,098
Transfers in, liabilities	605	1,728
Transfers out, liabilities	(1,840)	(1,209)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	3,386	2,818
Settlements, liabilities	(1,885)	(2,787)
Gain (loss) on transfers in/out included in trading revenues, liabilities	11	16
Gain (loss) on all other activity included in trading revenues, liabilities	300	(51)
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Foreign currency translation impact, liabilities	(44)	347
Balance at end of period, liabilities	10,313	10,960
Long-term debt | Long-term debt - of which structured notes over two years
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	6,217	6,189
Transfers in, liabilities	220	321
Transfers out, liabilities	(971)	(893)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	2,493	1,966
Settlements, liabilities	(778)	(1,160)
Gain (loss) on transfers in/out included in trading revenues, liabilities	8	12
Gain (loss) on all other activity included in trading revenues, liabilities	217	(352)
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Foreign currency translation impact, liabilities	(32)	223
Balance at end of period, liabilities	7,374	6,306
Long-term debt | Long-term debt - of which nonrecourse liabilities
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	2,552	2,551
Transfers in, liabilities	378	1,369
Transfers out, liabilities	(583)	(196)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	330	438
Settlements, liabilities	(673)	(1,274)
Gain (loss) on transfers in/out included in trading revenues, liabilities	16	10
Gain (loss) on all other activity included in trading revenues, liabilities	14	114
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Foreign currency translation impact, liabilities	(6)	76
Balance at end of period, liabilities	2,028	3,088
Other liabilities
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	2,859	2,847
Transfers in, liabilities	79	31
Transfers out, liabilities	(93)	(131)
Purchases, liabilities	262	62
Sales, liabilities	(630)	(280)
Issuances, liabilities	632	1
Settlements, liabilities	(170)	(58)
Gain (loss) on transfers in/out included in trading revenues, liabilities	14	(16)
Gain (loss) on all other activity included in trading revenues, liabilities	94	(18)
Gain (loss) on transfers in/out included in other revenues, liabilities	4	26
Gain (loss) on all other activity included in other revenues, liabilities	267	135
Foreign currency translation impact, liabilities	3	77
Balance at end of period, liabilities	3,321	2,676
Other liabilities | Other liabilities - of which failed sales
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	1,143	1,160
Transfers in, liabilities	65	12
Transfers out, liabilities	(42)	(77)
Purchases, liabilities	78	45
Sales, liabilities	(560)	(230)
Issuances, liabilities	0	0
Settlements, liabilities	0	0
Gain (loss) on transfers in/out included in trading revenues, liabilities	0	(4)
Gain (loss) on all other activity included in trading revenues, liabilities	47	(8)
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	(2)	0
Foreign currency translation impact, liabilities	(2)	38
Balance at end of period, liabilities	727	936
Liabilities:
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	18,537	18,450
Transfers in, liabilities	1,216	2,829
Transfers out, liabilities	(2,836)	(2,188)
Purchases, liabilities	284	115
Sales, liabilities	(648)	(435)
Issuances, liabilities	5,130	3,564
Settlements, liabilities	(4,115)	(4,056)
Gain (loss) on transfers in/out included in trading revenues, liabilities	238	120
Gain (loss) on all other activity included in trading revenues, liabilities	705	109
Gain (loss) on transfers in/out included in other revenues, liabilities	4	26
Gain (loss) on all other activity included in other revenues, liabilities	267	135
Foreign currency translation impact, liabilities	(45)	591
Balance at end of period, liabilities	18,737	19,260